Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Cash flows from operating activities:
Net cash provided by operating activities	$ 46,987	¥ 298,632	¥ 295,691
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,517)	(9,643)	(22,407)
Proceeds from disposal of property, plant and equipment	18	113	12
Net cash used in investing activities	(1,499)	(9,530)	(22,395)
Cash flows from financing activities:
Repayments of bank loan	(9,440)	(60,000)	(60,000)
Proceeds from bank loan			60,000
Net cash used in financing activities	(9,440)	(60,000)
Effect of foreign currency exchange rate change on cash and cash equivalents	947	6,015	330
Net increase in cash and cash equivalents	36,995	235,117	273,626
Cash and cash equivalents at beginning of period	383,387	2,436,655	1,882,901
Cash and cash equivalents at end of period	420,382	2,671,772	2,156,527
Supplemental disclosures of cash flow information:
Cash paid for income taxes	4,027	25,593	23,680
Cash refund for income taxes			18,279
Cash paid for interest, net of capitalized interest	$ 4,397	¥ 27,948	¥ 28,268